Shareholders’ Equity - Schedule of RSUs Under the Plan (Details) - RSUs [Member]	6 Months Ended
Jun. 30, 2025 $ / shares shares
Schedule of RSUs Under the Plan [Line Items]
Unvested RSUs, Outstanding at beginning of year | shares	857,899
Weighted-average grant date fair value per share, Outstanding at beginning of year | $ / shares	$ 4.24
Unvested RSUs, Granted | shares	690,106
Weighted-average grant date fair value per share, Granted | $ / shares	$ 2.81
Unvested RSUs, Vested | shares	(326,306)
Weighted-average grant date fair value per share, Vested | $ / shares	$ 4.54
Unvested RSUs, Forfeited | shares	(10,494)
Weighted-average grant date fair value per share, Forfeited | $ / shares	$ 6.52
Unvested RSUs, Outstanding at end of year | shares	1,211,205
Weighted-average grant date fair value per share, Outstanding at end of year | $ / shares	$ 3.18